Segments and Geographic Information - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2015 Segment Subsidiary Product	Dec. 31, 2014 Segment Subsidiary Product
Segment Reporting [Abstract]
Number reporting segments	3	3
Number of wholly-owned subsidiaries | Subsidiary	3	2
Human cell culture products | Product	160	130